CONSOLIDATED BALANCE SHEETS (FY) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 6,751	$ 72
Accounts receivable, net of reserve of $720 and $306, respectively (Note 1)	27,942	34,542
Inventories, net of obsolescence reserve of $860 and $520, respectively (Note 1)	1,965	4,389
Deferred program expenses	673	244
Other current assets	2,914	1,985
Total current assets	40,245	41,232
Property and equipment (Note 1)
Furniture and equipment	18,709	12,756
Leasehold improvements	2,536	2,503
Property and equipment under capital leases	30,792	30,832
Property and equipment, gross	52,037	46,091
Accumulated depreciation and amortization	(32,470)	(28,665)
Property and equipment, net	19,567	17,426
Operating lease right-of-use assets	1,979	0
Goodwill (Note 3)	14,916	14,916
Other assets	985	915
Total assets	77,692	74,489
Current liabilities
Senior term loan, net of unamortized discount and issuance costs - short-term (Note 5)	0
Accounts payable and other accrued liabilities (Note 6)	15,050	21,779
Accrued compensation and benefits	12,187	9,082
Contract liabilities	6,337	5,232
Finance lease obligations - short-term (Note 10)	1,224	1,115
Other current liabilities	2,505	1,895
Total current liabilities	37,303	39,103
Senior term loan, net of unamortized discount and issuance costs (Note 6)	16,335	10,984
Subordinated debt (Note 6)	2,927	2,597
Finance lease obligations - long-term (Note 10)	15,641	16,865
Operating lease obligations - long-term (Note 10)	1,553	0
Deferred income taxes (Note 9)	621	818
Public preferred stock (Note 7)	139,210	135,387
Other liabilities (Note 9)	724	838
Total liabilities	214,314	206,592
Commitments and contingencies (Notes 10 and 13)
Telos stockholders' deficit
Common stock	78
Additional paid-in capital	4,310	4,310
Accumulated other comprehensive income	6	17
Accumulated deficit	(145,530)	(139,129)
Total Telos stockholders' deficit	(141,136)	(134,724)
Non-controlling interest in subsidiary (Note 2)	4,514	2,621
Total stockholders' deficit	(136,622)	(132,103)
Total liabilities, redeemable preferred stock, and stockholders' deficit	77,692	74,489
Class A Common Stock [Member]
Telos stockholders' deficit
Common stock	65	65
Total stockholders' deficit	65	65
Class B Common Stock [Member]
Telos stockholders' deficit
Common stock	13	13
Total stockholders' deficit	$ 13	$ 13